Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.6%
4,666	iShares Core S&P 500 ETF	$ 1,781,339	13.0
3,781	iShares Russell 2000 ETF	825,430	6.0
3,341	iShares Russell Mid-Cap Growth ETF	347,497	2.6

	Total Exchange-Traded Funds
	(Cost $2,309,008)	2,954,266	21.6

MUTUAL FUNDS: 78.4%
	Affiliated Investment Companies: 54.8%
26,694	Voya Intermediate Bond Fund - Class P3	277,887	2.0
19,432	Voya Large Cap Growth Fund - Class P3	1,110,522	8.1
76,698	Voya Large Cap Value Fund - Class P3	1,023,150	7.5
77,138	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,218,785	8.9
161,032	Voya Multi-Manager International Equity Fund - Class P3	2,243,169	16.4
123,079	Voya Multi-Manager International Factors Fund - Class P3	1,287,407	9.4
32,530	Voya Multi-Manager Mid Cap Value Fund - Class P3	342,864	2.5
		7,503,784	54.8

	Unaffiliated Investment Companies: 23.6%
76,901	TIAA-CREF S&P 500 Index Fund - Class I	3,224,447	23.6

	Total Mutual Funds
	(Cost $9,120,771)	10,728,231	78.4

	Total Investments in Securities (Cost $11,429,779)	$ 13,682,497	100.0
	Assets in Excess of Other Liabilities	3,700	0.0
	Net Assets	$ 13,686,197	100.0

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,954,266	$–	$–	$2,954,266
Mutual Funds	10,728,231	–	–	10,728,231
Total Investments, at fair value	$13,682,497	$–	$–	$13,682,497

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$326,422	$176,993	$(217,274)	$(8,254)	$277,887	$6,471	$6,479	$3,741
Voya Large Cap Growth Fund - Class P3	633,239	571,778	(160,780)	66,285	1,110,522	2,466	23,037	104,440
Voya Large Cap Value Fund - Class P3	553,776	456,305	(138,378)	151,447	1,023,150	9,169	26,902	58,915
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	514,872	557,064	(98,782)	245,631	1,218,785	8,027	11,431	26,767
Voya Multi-Manager International Equity Fund - Class P3	1,351,540	692,452	(263,113)	462,290	2,243,169	17,839	34,514	61,825
Voya Multi-Manager International Factors Fund - Class P3	732,344	484,211	(106,678)	177,530	1,287,407	31,697	8,390	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	215,978	99,837	(53,449)	80,498	342,864	3,201	(1,439)	9,710
Voya Small Company Fund - Class P3	172,948	88,846	(276,394)	14,600	-	-	410	-
	$4,501,119	$3,127,486	$(1,314,848)	$1,190,027	$7,503,784	$78,870	$109,724	$265,398

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $11,562,891.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,123,488
Gross Unrealized Depreciation	(3,882)
Net Unrealized Appreciation	$2,119,606